Commitments - Additional Information (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Commitments And Contingencies Disclosure [Abstract]
Total rental expense, recognized on straight-line basis	$ 437,000	$ 381,000	$ 1,500,000	$ 1,600,000	$ 1,200,000